Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions							12 Months Ended
	Dec. 19, 2019 CAD ($)	Dec. 02, 2019 CAD ($)	Aug. 02, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 24, 2019 CAD ($)	Jun. 14, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 10, 2019 USD ($)	Jun. 13, 2019 CAD ($)	May 17, 2019 CAD ($)	Apr. 04, 2019 CAD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Preferred Stock							$ 0	$ 291
Proceeds from issuance of long-term debt							1,066	1,055
Repayments of Long-term Debt							1,103	757
Line of Credit Facility, Maximum Borrowing Capacity							2,463	2,065
Proceeds from Issuance of Common Stock							203	10
Emera
Debt Instrument [Line Items]
Repayments of Long-term Debt						$ 500
Line of Credit Facility, Maximum Borrowing Capacity										$ 900
Long-term Debt, Gross							2,496	2,701
Tampa Electric Company
Debt Instrument [Line Items]
Long-term Debt, Gross							3,334	3,126
NSPI
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 95
Long-term Debt, Gross							2,673	2,576
NMGC
Debt Instrument [Line Items]
Long-term Debt, Gross							474	368
NMGI
Debt Instrument [Line Items]
Long-term Debt, Gross							195	273
Emera Maine
Debt Instrument [Line Items]
Long-term Debt, Gross							518	478
ECI
Debt Instrument [Line Items]
Long-term Debt, Gross							470	464
EBP
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 248	$ 248
Series G Preferred Stock | Emera
Debt Instrument [Line Items]
Stated interest rate							4.83%
Repayments of Long-term Debt		$ 225
Revolving credit facility | EBP
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 250
USD 30-year senior notes, Due 2050 | Tampa Electric Company
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt					$ 300
Stated interest rate							3.625%
Debt Instrument, Maturity Date							Jun. 15, 2050
USD Note | NMGI
Debt Instrument [Line Items]
Repayments of Long-term Debt				$ 50
USD 30-year senior notes, Due 2049 | NSPI
Debt Instrument [Line Items]
Debt instrument, available for issuance under this prospectus												$ 400
Stated interest rate												3.57%
Debt Instrument, Maturity Date							Apr. 05, 2049
USD 30-year senior notes, Due 2049 | NMGC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 80
Stated interest rate							3.72%
Debt Instrument, Maturity Date							Dec. 15, 2049
USD 30-year senior notes, Due 2048 | Emera Maine
Debt Instrument [Line Items]
Debt instrument, available for issuance under this prospectus									$ 60
Stated interest rate									3.79%
Debt Instrument, Maturity Date							Dec. 10, 2049
USD 15-year senior notes, Due 2034 | NMGC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt	$ 15
Stated interest rate							3.24%
Debt Instrument, Maturity Date							Dec. 15, 2034